Condensed Consolidated Balance Sheets (Parenthetical) - USD ($)	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	$ 600,085	$ 1,817,711	$ 1,658,073
Oil and Gas Property, Full Cost Method, Depletion	$ 8,594,167	$ 15,189,716	$ 14,935,386
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	250,000,000	250,000,000	250,000,000
Common stock, shares issued	10,321,397	8,423,936	8,423,936
Common stock, shares outstanding	10,321,397	8,423,936	8,423,936
10% Series A Cumulative Redeemable Perpetual Preferred Stock [Member]
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	25,000,000	25,000,000	25,000,000
Preferred stock, shares issued	938,248	938,248	938,248
Preferred Stock Shares Outstanding	938,248	938,248	938,248
Series B Convertible Preferred stock [Member]
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	1,764	1,764	1,764
Preferred stock, shares issued	1,374	1,764	1,764
Preferred Stock Shares Outstanding	1,374	1,764	1,764
Series C Convertible Preferred Stock [Member]
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	500	500
Preferred stock, shares issued	300	0
Preferred Stock Shares Outstanding	300	0